Fair value measurements - Fair value of financial instruments measured on recurring basis (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2023	Mar. 31, 2022
Assets:
Derivative assets		¥ 18,363,000	¥ 18,162,000
Netting	[1]	(16,943,000)	(16,608,000)
Collateralized agreements		18,117,499	16,876,441
Other assets		1,014,707	773,586
Total Assets			10,362
Liabilities:
Derivative liabilities	[2]	18,336,000	17,739,000
Netting	[1],[2]	(16,329,000)	(16,079,000)
Short-term borrowings		476,212	710,629
Collateralized financing		16,108,948	14,538,198
Long-term borrowings		4,957,581	4,557,326
Recurring [Member]
Assets:
Trading assets and private equity and debt investments	[3]	16,143,000	13,697,000
Derivative assets	[4]	1,420,000	1,554,000
Netting	[4]	(16,943,000)	(16,608,000)
Subtotal, Assets		17,563,000	15,251,000
Loans and receivables	[5]	1,689,000	1,308,000
Collateralized agreements	[6]	303,000	298,000
Total Assets		20,440,000	17,820,000
Liabilities:
Trading liabilities		8,549,000	7,985,000
Derivative liabilities	[4]	2,009,000	1,667,000
Netting	[4]	(16,329,000)	(16,079,000)
Subtotal, Liabilities		10,558,000	9,652,000
Short-term borrowings	[7]	476,000	711,000
Payables and deposits	[8],[9]	159,000	71,000
Collateralized financing	[6]	749,000	516,000
Long-term borrowings	[7],[10],[11]	4,957,000	4,557,000
Other liabilities	[12]	304,000	219,000
Total Liabilities		17,203,000	15,726,000
Recurring [Member] | Equities [Member]
Assets:
Trading assets and private equity and debt investments	[3],[13]	3,021,000	3,155,000
Liabilities:
Trading liabilities		2,082,000	1,804,000
Recurring [Member] | Private equity and debt investments [Member]
Assets:
Trading assets and private equity and debt investments	[3],[14]	77,000	54,000
Recurring [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	1,627,000	1,730,000
Liabilities:
Trading liabilities		1,469,000	1,098,000
Recurring [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	159,000	186,000
Liabilities:
Trading liabilities		5,000	0
Recurring [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	5,795,000	5,240,000
Liabilities:
Trading liabilities		4,600,000	4,779,000
Recurring [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity and debt investments	[3]	1,526,000	1,354,000
Recurring [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities		235,000	225,000
Recurring [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[3]	0	7,000
Recurring [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[3]	3,410,000	1,458,000
Liabilities:
Trading liabilities		0	0
Recurring [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Issued/Guaranteed by government sponsored entity [Member]
Assets:
Trading assets and private equity and debt investments	[3]	3,265,000	1,376,000
Recurring [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Other [Member]
Assets:
Trading assets and private equity and debt investments	[3]	145,000	82,000
Recurring [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	153,000	137,000
Recurring [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity and debt investments	[3],[15]	63,000	60,000
Liabilities:
Trading liabilities	[15]		3,000
Recurring [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity and debt investments	[3]	312,000	316,000
Liabilities:
Trading liabilities		158,000	76,000
Recurring [Member] | Equity contracts [Member]
Assets:
Derivative assets	[4]	1,065,000	974,000
Liabilities:
Derivative liabilities	[4]	1,610,000	1,457,000
Recurring [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[4]	12,799,000	11,938,000
Liabilities:
Derivative liabilities	[4]	12,247,000	10,960,000
Recurring [Member] | Credit contracts [Member]
Assets:
Derivative assets	[4]	276,000	443,000
Liabilities:
Derivative liabilities	[4]	358,000	514,000
Recurring [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[4]	4,220,000	4,806,000
Liabilities:
Derivative liabilities	[4]	4,120,000	4,814,000
Recurring [Member] | Commodity contracts [Member]
Assets:
Derivative assets	[4]	3,000	1,000
Liabilities:
Derivative liabilities	[4]	3,000	1,000
Recurring [Member] | Non-trading debt securities [Member]
Assets:
Other assets	[3]	337,000	484,000
Recurring [Member] | Other [Member]
Assets:
Other assets	[3],[13],[16]	548,000	479,000
Recurring [Member] | Counterparty and Cash Collateral Netting [Member]
Assets:
Derivative assets	[4],[17]	(16,943,000)	(16,608,000)
Netting	[4],[17]	(16,943,000)	(16,608,000)
Subtotal, Assets	[17]	(16,943,000)	(16,608,000)
Total Assets	[17]	(16,943,000)	(16,608,000)
Liabilities:
Derivative liabilities	[4],[17]	(16,329,000)	(16,079,000)
Netting	[4],[17]	(16,329,000)	(16,079,000)
Subtotal, Liabilities	[17]	(16,329,000)	(16,079,000)
Total Liabilities	[17]	(16,329,000)	(16,079,000)
Recurring [Member] | Level 1 [Member]
Assets:
Trading assets and private equity and debt investments	[3]	7,431,000	7,365,000
Derivative assets	[4]	84,000	136,000
Subtotal, Assets		7,515,000	7,501,000
Total Assets		7,790,000	7,764,000
Liabilities:
Trading liabilities		7,274,000	6,421,000
Derivative liabilities	[4]	62,000	76,000
Subtotal, Liabilities		7,336,000	6,497,000
Long-term borrowings	[7],[10],[11]	27,000	23,000
Other liabilities	[12]	108,000	32,000
Total Liabilities		7,471,000	6,552,000
Recurring [Member] | Level 1 [Member] | Equities [Member]
Assets:
Trading assets and private equity and debt investments	[3],[13]	1,906,000	2,100,000
Liabilities:
Trading liabilities		2,068,000	1,796,000
Recurring [Member] | Level 1 [Member] | Private equity and debt investments [Member]
Assets:
Trading assets and private equity and debt investments	[3],[14]	25,000	22,000
Recurring [Member] | Level 1 [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	1,627,000	1,730,000
Liabilities:
Trading liabilities		1,469,000	1,098,000
Recurring [Member] | Level 1 [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	3,566,000	3,220,000
Liabilities:
Trading liabilities		3,579,000	3,451,000
Recurring [Member] | Level 1 [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity and debt investments	[3]
Recurring [Member] | Level 1 [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity and debt investments	[3]	307,000	293,000
Liabilities:
Trading liabilities		158,000	76,000
Recurring [Member] | Level 1 [Member] | Equity contracts [Member]
Assets:
Derivative assets	[4]	2,000	3,000
Liabilities:
Derivative liabilities	[4]	3,000	2,000
Recurring [Member] | Level 1 [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[4]	73,000	120,000
Liabilities:
Derivative liabilities	[4]	45,000	60,000
Recurring [Member] | Level 1 [Member] | Credit contracts [Member]
Assets:
Derivative assets	[4]	8,000	12,000
Liabilities:
Derivative liabilities	[4]	14,000	14,000
Recurring [Member] | Level 1 [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[4]	0
Liabilities:
Derivative liabilities	[4]	0	0
Recurring [Member] | Level 1 [Member] | Commodity contracts [Member]
Assets:
Derivative assets	[4]	1,000	1,000
Liabilities:
Derivative liabilities	[4]		0
Recurring [Member] | Level 1 [Member] | Non-trading debt securities [Member]
Assets:
Other assets	[3]	87,000	117,000
Recurring [Member] | Level 1 [Member] | Other [Member]
Assets:
Other assets	[3],[13],[16]	188,000	146,000
Recurring [Member] | Level 2 [Member]
Assets:
Trading assets and private equity and debt investments	[3]	8,255,000	5,934,000
Derivative assets	[4]	18,050,000	17,804,000
Subtotal, Assets		26,305,000	23,738,000
Loans and receivables	[5]	1,498,000	1,103,000
Collateralized agreements	[6]	286,000	282,000
Total Assets		28,500,000	25,626,000
Liabilities:
Trading liabilities		1,271,000	1,561,000
Derivative liabilities	[4]	18,051,000	17,424,000
Subtotal, Liabilities		19,322,000	18,985,000
Short-term borrowings	[7]	446,000	653,000
Payables and deposits	[8],[9]	142,000	63,000
Collateralized financing	[6]	749,000	516,000
Long-term borrowings	[7],[10],[11]	4,437,000	4,055,000
Other liabilities	[12]	175,000	155,000
Total Liabilities		25,271,000	24,427,000
Recurring [Member] | Level 2 [Member] | Equities [Member]
Assets:
Trading assets and private equity and debt investments	[3],[13]	1,111,000	1,041,000
Liabilities:
Trading liabilities		13,000	8,000
Recurring [Member] | Level 2 [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	157,000	184,000
Liabilities:
Trading liabilities		5,000	0
Recurring [Member] | Level 2 [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	2,221,000	2,010,000
Liabilities:
Trading liabilities		1,021,000	1,328,000
Recurring [Member] | Level 2 [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity and debt investments	[3]	1,268,000	1,134,000
Recurring [Member] | Level 2 [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities		232,000	222,000
Recurring [Member] | Level 2 [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[3]		0
Recurring [Member] | Level 2 [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[3]	3,402,000	1,450,000
Liabilities:
Trading liabilities		0	0
Recurring [Member] | Level 2 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Issued/Guaranteed by government sponsored entity [Member]
Assets:
Trading assets and private equity and debt investments	[3]	3,265,000	1,376,000
Recurring [Member] | Level 2 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Other [Member]
Assets:
Trading assets and private equity and debt investments	[3]	137,000	74,000
Recurring [Member] | Level 2 [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	58,000	58,000
Recurring [Member] | Level 2 [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity and debt investments	[3],[15]	35,000	34,000
Liabilities:
Trading liabilities	[15]		3,000
Recurring [Member] | Level 2 [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity and debt investments	[3]	3,000	23,000
Liabilities:
Trading liabilities			0
Recurring [Member] | Level 2 [Member] | Equity contracts [Member]
Assets:
Derivative assets	[4]	1,052,000	874,000
Liabilities:
Derivative liabilities	[4]	1,602,000	1,368,000
Recurring [Member] | Level 2 [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[4]	12,593,000	11,755,000
Liabilities:
Derivative liabilities	[4]	12,080,000	10,826,000
Recurring [Member] | Level 2 [Member] | Credit contracts [Member]
Assets:
Derivative assets	[4]	232,000	398,000
Liabilities:
Derivative liabilities	[4]	276,000	434,000
Recurring [Member] | Level 2 [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[4]	4,171,000	4,777,000
Liabilities:
Derivative liabilities	[4]	4,090,000	4,795,000
Recurring [Member] | Level 2 [Member] | Commodity contracts [Member]
Assets:
Derivative assets	[4]	2,000	0
Liabilities:
Derivative liabilities	[4]	3,000	1,000
Recurring [Member] | Level 2 [Member] | Non-trading debt securities [Member]
Assets:
Other assets	[3]	247,000	367,000
Recurring [Member] | Level 2 [Member] | Other [Member]
Assets:
Other assets	[3],[13],[16]	164,000	136,000
Recurring [Member] | Level 3 [Member]
Assets:
Trading assets and private equity and debt investments	[3]	457,000	398,000
Derivative assets	[4]	229,000	222,000
Subtotal, Assets		686,000	620,000
Loans and receivables	[5]	191,000	205,000
Collateralized agreements	[6]	17,000	16,000
Total Assets		1,093,000	1,038,000
Liabilities:
Trading liabilities		4,000	3,000
Derivative liabilities	[4]	225,000	246,000
Subtotal, Liabilities		229,000	249,000
Short-term borrowings	[7]	30,000	58,000
Payables and deposits	[8],[9]	17,000	8,000
Long-term borrowings	[7],[10],[11]	493,000	479,000
Other liabilities	[12]	21,000	32,000
Total Liabilities		790,000	826,000
Recurring [Member] | Level 3 [Member] | Equities [Member]
Assets:
Trading assets and private equity and debt investments	[3],[13]	4,000	14,000
Liabilities:
Trading liabilities		1,000	0
Recurring [Member] | Level 3 [Member] | Private equity and debt investments [Member]
Assets:
Trading assets and private equity and debt investments	[3],[14]	52,000	32,000
Recurring [Member] | Level 3 [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	2,000	2,000
Recurring [Member] | Level 3 [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	8,000	10,000
Liabilities:
Trading liabilities		0	0
Recurring [Member] | Level 3 [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity and debt investments	[3]	258,000	220,000
Recurring [Member] | Level 3 [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities		3,000	3,000
Recurring [Member] | Level 3 [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[3]	0	7,000
Recurring [Member] | Level 3 [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity and debt investments	[3]	8,000	8,000
Recurring [Member] | Level 3 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | Other [Member]
Assets:
Trading assets and private equity and debt investments	[3]	8,000	8,000
Recurring [Member] | Level 3 [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity and debt investments	[3]	95,000	79,000
Recurring [Member] | Level 3 [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity and debt investments	[3],[15]	28,000	26,000
Liabilities:
Trading liabilities	[15]		0
Recurring [Member] | Level 3 [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity and debt investments	[3]	2,000	0
Liabilities:
Trading liabilities		0	0
Recurring [Member] | Level 3 [Member] | Equity contracts [Member]
Assets:
Derivative assets	[4]	11,000	97,000
Liabilities:
Derivative liabilities	[4]	5,000	87,000
Recurring [Member] | Level 3 [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[4]	133,000	63,000
Liabilities:
Derivative liabilities	[4]	122,000	74,000
Recurring [Member] | Level 3 [Member] | Credit contracts [Member]
Assets:
Derivative assets	[4]	36,000	33,000
Liabilities:
Derivative liabilities	[4]	68,000	66,000
Recurring [Member] | Level 3 [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[4]	49,000	29,000
Liabilities:
Derivative liabilities	[4]	30,000	19,000
Recurring [Member] | Level 3 [Member] | Non-trading debt securities [Member]
Assets:
Other assets	[3]	3,000
Recurring [Member] | Level 3 [Member] | Other [Member]
Assets:
Other assets	[3],[13],[16]	¥ 196,000	¥ 197,000

[1]	Represents amounts offset through counterparty offsetting of derivative assets and liabilities as well as cash collateral offsetting against net derivatives under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC 815. As of March 31, 2022, Nomura offset a total of ¥1,431 billion of cash collateral receivables against net derivative liabilities and ¥1,960 billion of cash collateral payables against net derivative assets. As of March 31, 2023, Nomura offset a total of ¥1,591 billion of cash collateral receivables against net derivative liabilities and ¥2,205 billion of cash collateral payables against net derivative assets.
[2]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[3]	Investments that are carried at fair value using NAV per share as a practical expedient have not been classified in the fair value hierarchy. As of March 31, 2022 and March 31, 2023, the fair values of these investments which are included in Trading assets and private equity and debt investments were ¥45 billion and ¥47 billion, respectively. As of March 31, 2022 and March 31, 2023, the fair values of these investments which are included in Other assets—Others were ¥3 billion and ¥3 billion, respectively.
[4]	Derivatives which contain multiple types of risk are classified based on the primary risk type of the instrument.
[5]	Includes loans and receivables for which the fair value option has been elected.
[6]	Includes collateralized agreements or collateralized financing for which the fair value option has been elected.
[7]	Includes structured notes for which the fair value option has been elected.
[8]	Includes deposits received at banks for which the fair value option has been elected.
[9]	Includes embedded derivatives bifurcated from deposits received at banks. Deposits are adjusted for fair value changes in corresponding embedded derivatives for presentation in the consolidated balance sheets.
[10]	Includes embedded derivatives bifurcated from issued structured notes. Structured notes are adjusted for fair value changes in corresponding embedded derivatives for presentation in the consolidated balance sheets
[11]	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.
[12]	Includes loan commitments for which the fair value option has been elected.
[13]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
[14]	Private equity and debt investments include private non-traded financial instruments including minority private equity and venture capital equity investments and other junior debt investments such as mezzanine debt held for non-trading purposes, and post-IPO investments. These investments also include minority equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
[15]	Includes collateralized loan obligations (“CLOs”) and asset-backed securities (“ABS”) such as those secured on credit card loans, auto loans and student loans.
[16]	Includes equity investments which comprise listed and unlisted equity securities held for operating purposes in the amounts of ¥101,503 million and ¥32,394 million, respectively, as of March 31, 2022 and ¥101,503 million and ¥32,394 million, respectively, as of March 31, 2023.
[17]	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives.